Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provisions
Schedule of movement of the provisions

		Provisions for
	Provisions for	contingencies	Other	Total
(Euro thousands)	litigation	and losses	provisions	provisions
At January 1, 2023	2,138	3,973	1,014	7,125
Of which current	12	2,470	532	3,014
Of which non-current	2,126	1,503	482	4,111
Provisions	6,370	—	153	6,523
Releases	(1,181)	(893)	(30)	(2,104)
Utilizations	(12)	(1,080)	(814)	(1,906)
Exchange differences	(124)	(70)	—	(194)
At December 31, 2023	7,191	1,930	323	9,444
Of which current	5,181	954	135	6,270
Of which non-current	2,010	976	188	3,174
Provisions	509	582	406	1,497
Releases	(1,217)	—	(93)	(1,310)
Utilizations	(4,146)	(48)	(31)	(4,225)
Exchange differences	(413)	91	—	(322)
At December 31, 2024	1,924	2,555	605	5,084
Of which current	—	1,118	406	1,524
Of which non-current	1,924	1,437	199	3,560